Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning Balance	$ 31,380	$ 36,167
Increases related to current year tax positions	928	2,193
Increases related to prior year tax positions	234	304
Decreases related to prior year tax positions	(81)	(3)
Expiration of statute of limitations for the assessment of taxes	(3,317)	(7,281)
Ending Balance	$ 29,144	$ 31,380